NOTE 8 - INCOME TAXES (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 8 - INCOME TAXES

NOTE 8 - INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net current and deferred income tax provision are as follows:

	Fiscal year ended December 31, 2012					Fiscal year ended December 31, 2011
	Total	Continuing Operations		Discontinued Operations		Total	Continuing Operations		Discontinued Operations

Current:	$1,610,509		$(31,579)		$1,414,181	$—	$		$
Deferred:	$—	$		$		$12,600	$			$12,600
Total	$1,610,509		$(31,579)		$1,414,181	$12,600		$—		$12,600

The tax effects of temporary differences which give rise to deferred tax assets at December 31, 2012 and 2011, are summarized as follows:

	2012	2011
Deferred tax assets:
Net operating loss	$—	$12,600
Net deferred tax asset	$—	$12,600

The following is a reconciliation of the effective income tax rate to the Federal statutory rate:

	2012	2011
Statutory rate	34.00%	34.00%
State income taxes, net of Federal tax benefit	5.50	5.50
Permanent differences	—	(35.30)
Valuation allowance-deferred tax asset from NOL	—	(2.10)
Effective rate	39.50%	(2.10)%

At December 31, 2012 and 2011, the Company had a net operating loss carry forwards for both federal and state purposes of approximately $0 and $32,000, respectively, which may be offset against future taxable income through 2031.

The Company has determined that a valuation for the income tax provision was not required at December 31, 2011. A valuation allowance is required if, based on the weight of evidence, it is more likely than not that some or the entire portion of the deferred tax asset will not be realized. After consideration of all the evidence, both positive and negative, management has determined that a valuation allowance is not necessary to reduce the deferred tax asset.

The accompanying financial statements include refundable income taxes of $69,585 and $22,347 at December 31, 2012 and 2011. These amounts represent the excess of federal and state income tax deposits over the expected tax liability.